Net financial income / (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Interests on financial assets	€ 1,269	€ 965
Change in valuation allowance on financial instruments	1,471	1,044
Foreign exchange gains	873	1,073
Financial income	3,613	3,083
Foreign exchange losses	(1,763)	(642)
Unrealized losses on financial assets	0	0
Interest on financial liabilities	(300)	(324)
Financial expenses	(2,064)	(966)
Net financial income (loss)	€ 1,549	€ 2,116